As filed with the Securities and Exchange Commission on April 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - February 28, 2019 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	90.4%
	Aerospace & Defense	0.5%
	Rockwell Collins, Inc.
$750,000	3.20%, due 3/15/24		$735,959
	Agricultural Chemicals	0.5%
	Mosaic Co.
785,000	3.75%, due 11/15/21		789,548
	Agriculture	0.4%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		532,196
	Auto Parts	0.4%
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		591,401
	Autos	1.4%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		712,842
	Ford Motor Credit Co. LLC
600,000	5.875%, due 8/2/21		620,503
500,000	3.815%, due 11/2/27		425,427
	General Motors Co.
400,000	5.20%, due 4/1/45		349,115
			2,107,887
	Banks	5.3%
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		715,201
1,000,000	4.836%, due 5/9/28		966,340
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,085,877
	Citigroup, Inc.
1,000,000	3.50%, due 5/15/23		1,002,219
540,000	5.30%, due 5/6/44		572,910
	Credit Suisse Group
700,000	5.40%, due 1/14/20		713,348
	Discover Bank
700,000	3.20%, due 8/9/21		698,054
	Fifth Third Bancorp
225,000	8.25%, due 3/1/38		310,362
	KeyCorp
900,000	5.10%, due 3/24/21		936,663
	Lloyds Banking Group plc
800,000	4.65%, due 3/24/26		790,408
			7,791,382
	Biotechnology	1.7%
	Amgen, Inc.
720,000	3.875%, due 11/15/21		733,492
1,006,000	4.663%, due 6/15/51		964,931
	Celgene Corp.
800,000	4.625%, due 5/15/44		747,958
			2,446,381
	Broker	2.7%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,130,810
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,213,803
	Morgan Stanley
900,000	4.875%, due 11/1/22		943,081
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		725,105
			4,012,799
	Building Materials	0.5%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		782,877
	Chemicals	1.1%
	Dow Chemical Co.
865,000	7.375%, due 11/1/29		1,067,554
	RPM International, Inc.
500,000	6.125%, due 10/15/19		508,789
			1,576,343

	Commercial Finance	1.2%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20		1,016,774
	Air Lease Corp.
700,000	3.875%, due 4/1/21		705,605
			1,722,379
	Communications	0.4%
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		559,542
	Communications Equipment	0.4%
	Harris Corp.
500,000	6.15%, due 12/15/40		593,069
	Construction Materials Manufacturing	0.4%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		592,266
	Consumer Finance	1.0%
	Fidelity National Information Services, Inc.
1,000,000	4.75%, due 5/15/48		931,288
	Synchrony Financial
500,000	4.50%, due 7/23/25		488,851
			1,420,139
	Consumer Products	0.3%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		474,351
	Diversified Banks	0.6%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		926,593
	Drugs and Druggists' Sundries Merchant Wholesalers	0.7%
	Actavis Funding SCS
850,000	3.45%, due 3/15/22		846,929
268,000	4.75%, due 3/15/45		247,735
			1,094,664
	Electric Utilities	2.1%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		485,335
470,000	4.90%, due 8/1/41		481,258
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,124,803
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		423,996
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		561,339
			3,076,731
	Electrical Equipment Manufacturing	1.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26		714,852
	Johnson Controls International Plc
1,230,000	4.25%, due 3/1/21		1,249,297
			1,964,149
	Exploration & Production	1.5%
	Apache Corp.
551,000	3.25%, due 4/15/22		546,464
600,000	4.75%, due 4/15/43		546,408
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23		516,526
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		526,465
			2,135,863
	Finance	0.6%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		936,616
	Financial Services	2.0%
	BrightSphere Investment Group plc
1,000,000	4.80%, due 7/27/26		956,776
	GE Capital International Funding Co. Unlimited Co.
800,000	4.418%, due 11/15/35		723,621
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		487,510
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		729,016
			2,896,923
	Food	1.0%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,469,336
	Food and Beverage	1.0%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22		698,032
1,000,000	4.375%, due 6/1/46		830,813
			1,528,845

	Hardware	0.7%
	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
900,000	6.02%, due 6/15/26 (c)		955,727
	Health and Personal Care Stores	2.3%
	CVS Health Corp.
300,000	3.70%, due 3/9/23		301,747
620,000	3.875%, due 7/20/25		619,990
1,000,000	2.875%, due 6/1/26		931,738
500,000	5.125%, due 7/20/45		494,708
1,000,000	5.05%, due 3/25/48		990,301
			3,338,484
	Health Care Facilities and Services	1.0%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21		830,838
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		622,546
			1,453,384
	Home and Office Products Manufacturing	0.6%
	Newell Brands, Inc.
1,000,000	4.20%, due 4/1/26		941,692
	Information Technology	0.5%
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		766,350
	Insurance	3.3%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,100,772
100,000	6.25%, due 3/15/87 (f)		98,145
	Anthem, Inc.
600,000	4.65%, due 8/15/44		599,192
	Aon Corp.
600,000	5.00%, due 9/30/20		615,561
	AXA SA
500,000	8.60%, due 12/15/30		652,865
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		118,130
	Markel Corp.
20,000	4.90%, due 7/1/22		20,750
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (g)		907,535
	Unum Group
700,000	5.625%, due 9/15/20		723,401
			4,836,351
	Integrated Oils	2.0%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		899,460
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		710,325
1,500,000	5.35%, due 2/12/28		1,342,500
			2,952,285
	Life Insurance	0.6%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		936,343
	Lodging	0.4%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		616,171
	Machinery	0.6%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		884,920
	Manufacturing	0.7%
	Boston Scientific Corp.
1,000,000	4.125%, due 10/1/23		1,021,117
	Media	3.7%
	Discover Communications LLC
500,000	3.30%, due 5/15/22		496,360
	Expedia, Inc.
800,000	5.95%, due 8/15/20		830,052
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		403,592
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,027,169
	Viacom Inc.
700,000	3.875%, due 4/1/24		700,764
610,000	4.375%, due 3/15/43		524,544
	Warner Media LLC
500,000	4.05%, due 12/15/23		512,162
1,000,000	4.85%, due 7/15/45		944,621
			5,439,264
	Medical Equipment and Devices Manufacturing	0.7%
	Abbott Laboratories
1,000,000	4.90%, due 11/30/46		1,094,674

	Medical Equipment and Supplies Manufacturing	0.5%
	Becton Dickinson and Co.
800,000	4.685%, due 12/15/44		784,510
	Metals	0.6%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		874,388
	Metals and Mining	0.7%
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		503,673
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		508,114
			1,011,787
	Mining	0.9%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		800,049
	Vale Overseas Limited
88,000	4.375%, due 1/11/22		88,528
336,000	6.875%, due 11/21/36		368,827
			1,257,404
	Newspaper, Periodical, Book, and Directory Publishers	1.2%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,809,362
	Nondepository Credit Intermediation	0.9%
	General Motors Financial Co., Inc.
800,000	4.20%, due 3/1/21		809,551
600,000	4.00%, due 1/15/25		577,234
			1,386,785
	Oil and Gas	5.4%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36		1,014,106
	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		1,894,453
	Hess Corp.
800,000	5.60%, due 2/15/41		778,526
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,353,940
700,000	5.55%, due 6/1/45		735,595
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		1,046,500
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		406,008
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		776,349
			8,005,477
	Oil and Gas Extraction	0.5%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		729,820
	Oil and Gas Services and Equipment	0.7%
	Halliburton Co.
1,000,000	3.80%, due 11/15/25		1,005,739
	Paper	1.2%
	International Paper Co.
700,000	6.00%, due 11/15/41		752,274
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,010,279
			1,762,553
	Pharmaceuticals	2.5%
	AbbVie, Inc.
500,000	2.30%, due 5/14/21		491,554
800,000	4.40%, due 11/6/42		711,991
	Mylan N.V.
1,000,000	3.15%, due 6/15/21		989,395
	Shire Acquisitions Investments Ireland DAC
1,500,000	2.875%, due 9/23/23		1,449,002
			3,641,942
	Pipeline Transportation of Crude Oil	0.7%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		476,338
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		507,266
			983,604
	Pipeline Transportation of Natural Gas	0.9%
	Williams Partners L.P.
800,000	3.90%, due 1/15/25		802,693
500,000	5.10%, due 9/15/45		495,873
			1,298,566

	Pipelines	3.1%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		959,635
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		603,123
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22	730,120
1,000,000	7.60%, due 2/1/24	1,137,755
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,202,059
			4,632,692
	Property & Casualty Insurance	1.3%
	The Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,401,561
	Mercury General Corp.
500,000	4.40%, due 3/15/27		488,579
			1,890,140
	Railroad	1.0%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		678,176
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		716,335
			1,394,511
	Real Estate	2.8%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		973,933
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		940,846
	Crown Castle International Corp.
500,000	3.65%, due 9/1/27		480,782
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		968,494
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		797,639
			4,161,694
	Real Estate Investment Trusts	1.1%
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,099,281
	Ventas Realty LP
500,000	3.75%, due 5/1/24		502,665
			1,601,946
	Refining & Marketing	0.3%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		495,265
	Restaurants	0.4%
	McDonald's Corp.
550,000	4.875%, due 12/9/45		567,944
	Retail	1.1%
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		745,483
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		935,398
			1,680,881
	Retail - Consumer Discretionary	0.1%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		187,726
	Scientific Instruments	0.6%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		910,374
	Software	0.9%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		703,095
600,000	3.85%, due 6/1/25		602,855
			1,305,950
	Software & Services	0.6%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		194,468
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		729,384
			923,852
	Telecommunications	2.8%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,387,542
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (d)		1,195,268
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		462,887

	France Telecom SA
575,000	5.375%, due 1/13/42	624,141
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25	444,017
		4,113,855
	Tobacco	0.8%
	BAT Capital Corp.
600,000	4.54%, due 8/15/47		485,262
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		605,978
			1,091,240
	Transportation	1.1%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,660,414
	Transportation and Logistics	1.0%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24		1,030,130
	Kirby Corp.
450,000	4.20%, due 3/1/28		440,909
			1,471,039
	Travel & Lodging	0.4%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		595,856
	Utilities	1.0%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		509,566
	Southern Co.
1,000,000	3.25%, due 7/1/26		954,433
			1,463,999
	Utilities - Gas	0.5%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		695,180
	Waste and Environment Services and Equipment	0.5%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		691,995
	Wireless Telecommunications Services	6.2%
	AT&T, Inc.
745,000	4.10%, due 2/15/28		734,904
1,200,000	4.50%, due 5/15/35		1,132,140
700,000	6.00%, due 8/15/40		753,582
1,400,000	4.80%, due 6/15/44		1,316,305
	Verizon Communications, Inc.
986,715	4.016%, due 12/3/29		987,365
2,700,000	4.522%, due 9/15/48		2,644,209
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,566,416
			9,134,921
	Total Corporate Bonds (cost $133,451,018)		133,218,412

	SOVERIGN BONDS	7.4%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,002,010
600,000	3.875%, due 4/25/27		592,056
890,000	7.375%, due 9/18/37		1,121,186
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,151,063
	Republic of Panama
200,000	5.20%, due 1/30/20		203,977
750,000	6.70%, due 1/26/36		954,375
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,371,300
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,881,131
	Republic of Uruguay
209,742	8.00%, due 11/18/22		237,323
	United Mexican States
2,490,000	4.75%, due 3/8/44		2,366,770
			10,881,191
	Total Sovereign Bonds (cost $11,132,539)		10,881,191

	SHORT-TERM INVESTMENTS	1.2%
1,817,236	Fidelity Institutional Money Market Government Portfolio - Class I, 2.29% (a)		1,817,236
	Total Short-Term Investments (cost $1,817,236)		1,817,236

	Total Investments (cost $146,400,793)	99.0%	145,916,839
	Other Assets less Liabilities	1.0%	1,404,565
	TOTAL NET ASSETS	100.0%	$147,321,404

(a)	Rate shown is the 7-day annualized yield as of February 28, 2019.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of February 28, 2019, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2019, the value of these investments was $955,727 or 0.65% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of February 28, 2019, and remains in effect until March 2037, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.056%, if not called, until final maturity date.
(g)	Coupon rate shown is the rate in effect as of February 28, 2019, and remains in effect until December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.
Basis point = 1/100th of a percent.

Country Allocation
Country	% of Net Assets
United States	76.8%
United Kingdom	4.2%
Mexico	3.3%
Ireland	3.0%
Colombia	2.5%
Canada	1.3%
Philippines	1.3%
Netherlands	1.0%
Peru	0.9%
France	0.9%
Panama	0.8%
Italy	0.8%
Luxembourg	0.7%
Germany	0.6%
Japan	0.5%
Switzerland	0.5%
Spain	0.4%
Brazil	0.3%
Uruguay	0.2%
100.0%

PIA HIGH YIELD FUND
Schedule of Investments - February 28, 2019 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	103.3%
	Advertising and Marketing	0.4%
	Lamar Media Corp.
$250,000	5.75%, due 2/1/26 (b)		$262,500
	Aerospace/Defense	2.1%
	TransDigm, Inc.
652,000	6.25%, due 3/15/26 (b)		668,300
	Triumph Group, Inc.
660,000	7.75%, due 8/15/25		628,650
			1,296,950
	Biotechnology	1.0%
	Sotera Health Topco, Inc.
600,000	8.125% Cash or 8.875% PIK, due 11/1/21 (b) (e)		592,500
	Building Materials	1.0%
	U.S. Concrete, Inc.
650,000	6.375%, due 6/1/24		643,500
	Casinos and Gaming	0.8%
	Scientific Games International, Inc.
500,000	5.00%, due 10/15/25 (b)		485,625
	Chemical and Allied Products Merchant Wholesalers	1.1%
	Univar USA, Inc.
650,000	6.75%, due 7/15/23 (b)		671,125
	Chemicals	8.3%
	Consolidated Energy Finance SA
410,000	6.875%, due 6/15/25 (b)		401,800
200,000	6.50%, due 5/15/26 (b)		190,500
	CSTN Merger Sub, Inc.
730,000	6.75%, due 8/15/24 (b)		693,500
	Kissner Milling Company Ltd.
610,000	8.375%, due 12/1/22 (b)		638,975
	Koppers, Inc.
800,000	6.00%, due 2/15/25 (b)		704,000
	LSB Industries, Inc.
650,000	9.625%, due 5/1/23 (b)		682,500
	OCI NV
625,000	6.625%, due 4/15/23 (b)		649,219
	Starfruit Finco BV / Starfruit US Holdco LLC
500,000	8.00%, due 10/1/26 (b)		497,500
	TPC Group, Inc.
675,000	8.75%, due 12/15/20 (b)		664,875
			5,122,869
	Communications Equipment	1.0%
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (b)		473,750
	Plantronics, Inc.
170,000	5.50%, due 5/31/23 (b)		169,787
			643,537
	Construction Machinery	0.8%
	Jurassic Holdings III
525,000	6.875%, due 2/15/21 (b)		492,445
	Construction Materials Manufacturing	1.7%
	Boise Cascade Co.
760,000	5.625%, due 9/1/24 (b)		748,600
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (b)		294,000
			1,042,600
	Consumer Cyclical Services	1.1%
	APX Group, Inc.
660,000	8.75%, due 12/1/20		659,175
	Consumer Finance	0.9%
	Cardtronics, Inc.
575,000	5.50%, due 5/1/25 (b)		549,844
	Consumer Products	0.9%
	Coty, Inc.
600,000	6.50%, due 4/15/26 (b)		579,720
	Consumer Services	4.9%
	AMN Healthcare, Inc.
520,000	5.125%, due 10/1/24 (b)		514,800
	Carriage Services, Inc.
400,000	6.625%, due 6/1/26 (b)		410,000
	Cimpress NV
650,000	7.00%, due 6/15/26 (b)		624,000
	LSC Communications, Inc.
500,000	8.75%, due 10/15/23 (b)		535,625
	Quad Graphics, Inc.
500,000	7.00%, due 5/1/22		501,500
	Stonemor Partners LP
500,000	7.875%, due 6/1/21		452,500
			3,038,425
	Containers and Packaging	5.4%
	ARD Finance S.A.
450,000	7.125% Cash or 7.875% PIK, due 9/15/23 (e)		453,375
	BWAY Holding Co.
620,000	5.50%, due 4/15/24 (b)		612,064
	Greif, Inc.
500,000	6.50%, due 3/1/27 (b)		510,690
	Pactiv LLC
500,000	8.375%, due 4/15/27		498,750
	Plastipak Holdings, Inc.
680,000	6.25%, due 10/15/25 (b)		625,600
	W/S Packaging Holdings, Inc.
600,000	9.00%, due 4/15/23 (b)		618,000
			3,318,479
	Distributors	1.1%
	Ferrellgas Partners LP
775,000	6.50%, due 5/1/21		697,500
	Diversified Manufacturing	0.9%
	Griffon Corp.
550,000	5.25%, due 3/1/22		545,187
	Electrical Equipment Manufacturing	0.9%
	Itron, Inc.
560,000	5.00%, due 1/15/26 (b)		546,000
	Financial Services	0.8%
	Trident Merger Sub, Inc.
500,000	6.625%, due 11/1/25 (b)		473,750
	Food and Beverage	5.5%
	Clearwater Seafoods, Inc.
730,000	6.875%, due 5/1/25 (b)		712,662
	Dean Foods Co.
600,000	6.50%, due 3/15/23 (b)		453,750
	Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc.
650,000	8.50%, due 6/1/26 (b)		575,250
	Pilgrim's Pride Corp.
600,000	5.75%, due 3/15/25 (b)		601,500
	Sigma Holdco BV
600,000	7.875%, due 5/15/26 (b)		553,500
	Simmons Foods, Inc.
500,000	7.75%, due 1/15/24 (b)		525,000
			3,421,662
	Forest and Paper Products Manufacturing	0.9%
	Schweitzer-Mauduit International, Inc.
550,000	6.875%, due 10/1/26 (b)		541,750
	Hardware	1.2%
	Everi Payments Inc.
732,000	7.50%, due 12/15/25 (b)		733,830
	Health Care Facilities and Services	0.8%
	Hadrian Merger Sub, Inc.
550,000	8.50%, due 5/1/26 (b)		506,000
	Home Improvement	2.5%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
600,000	9.00%, due 2/15/23 (b)		558,000
	Jeld-Wen, Inc.
500,000	4.875%, due 12/15/27 (b)		464,375
	ServiceMaster Co. LLC
500,000	7.45%, due 8/15/27		520,000
			1,542,375
	Homebuilders	0.7%
	Williams Scotsman International, Inc.
421,000	6.875%, due 8/15/23 (b)		414,685
	Industrial - Other	4.0%
	Brand Energy & Infrastructure Services, Inc.
750,000	8.50%, due 7/15/25 (b)		680,625
	Cleaver-Brooks, Inc.
675,000	7.875%, due 3/1/23 (b)		661,500
	New Enterprise Stone & Lime Co., Inc.
600,000	6.25%, due 3/15/26 (b)		582,000
	United Rentals North America, Inc.
550,000	6.50%, due 12/15/26		575,438
			2,499,563
	Machinery Manufacturing	4.2%
	Colfax Corp.
250,000	6.00%, due 2/15/24 (b)		258,437
	JPW Industries Holding Corp.
590,000	9.00%, due 10/1/24 (b)		587,050
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (b)		567,000
	RBS Global, Inc./ Rexnord LLC
100,000	4.875%, due 12/15/25 (b)		98,500
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
600,000	7.75%, due 4/15/26 (b)		526,500
	Titan International, Inc.
600,000	6.50%, due 11/30/23		562,500
			2,599,987
	Manufactured Goods	4.3%
	FXI Holdings, Inc.
645,000	7.875%, due 11/1/24 (b)		619,200
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
700,000	7.375%, due 12/15/23 (b)		704,375
	Mueller Industries, Inc.
491,000	6.00%, due 3/1/27		482,407
	Optimas OE Solutions, Inc.
217,000	8.625%, due 6/1/21 (b)		198,555
	Park-Ohio Industries, Inc.
660,000	6.625%, due 4/15/27		651,750
			2,656,287
	Media Non-Cable	0.9%
	R.R. Donnelley & Sons Co.
550,000	6.50%, due 11/15/23		558,250
	Medical Equipment and Supplies Manufacturing	1.0%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23		614,250
	Metals and Mining	4.2%
	American Gilsonite Co.
387,563	17.000% Cash or 17.000% PIK, due 12/31/21 (b) (e)		375,936
	Emeco Pty Ltd.
560,006	9.25%, due 3/31/22		592,206
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (b)		565,500
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
500,000	7.50%, due 6/15/25 (b)		510,000
	TMS International Corp.
580,000	7.25%, due 8/15/25 (b)		555,350
			2,598,992
	Oil and Gas Extraction	0.7%
	Welltec A/S
450,000	9.50%, due 12/1/22 (b)		425,430
	Oil and Gas Services and Equipment	2.6%
	Archrock Partners LP
800,000	6.00%, due 4/1/21		800,000
	USA Compression Partners LP/USA Compression Finance Corp.
515,000	6.875%, due 4/1/26		526,588
250,000	6.875%, due 9/1/27 (b)		255,313
			1,581,901
	Paper	3.5%
	Clearwater Paper Corp.
520,000	4.50%, due 2/1/23		496,600
	Mercer International, Inc.
190,000	6.50%, due 2/1/24		194,750
560,000	5.50%, due 1/15/26		537,600
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		290,000
	Rayonier A.M. Products, Inc.
700,000	5.50%, due 6/1/24 (b)		649,250
			2,168,200
	Pipelines	2.9%
	Rose Rock Midstream, L.P.
650,000	5.625%, due 7/15/22		636,187
	Summit Midstream Holdings, LLC
700,000	5.50%, due 8/15/22		696,500
	TransMontaigne Partners LP/TLP Finance Corp.
500,000	6.125%, due 2/15/26		463,750
			1,796,437
	Publishing and Broadcasting	3.3%
	Clear Channel Worldwide Holdings, Inc.
550,000	9.25%, due 2/15/24 (b)		578,187
	Salem Media Group, Inc.
480,000	6.75%, due 6/1/24 (b)		444,000
	Townsquare Media, Inc.
600,000	6.50%, due 4/1/23 (b)		555,750
	Urban One, Inc.
500,000	7.375%, due 4/15/22 (b)		481,250
			2,059,187
	Railroad	0.8%
	Watco Companies, Inc.
500,000	6.375%, due 4/1/23 (b)		503,750
	Real Estate	1.4%
	GEO Group, Inc.
500,000	5.125%, due 4/1/23		476,875
	Iron Mountain, Inc.
430,000	4.875%, due 9/15/27 (b)		409,037
			885,912
	Refining and Marketing	1.8%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
600,000	7.75%, due 4/15/23		520,500
	Sunoco LP/Sunoco Finance Corp.
600,000	5.50%, due 2/15/26		597,480
			1,117,980
	Retail - Consumer Discretionary	2.6%
	Hertz Corp.
600,000	5.875%, due 10/15/20		600,000
	Hillman Company, Inc.
600,000	6.375%, due 7/15/22 (b)		519,000
	Party City Holdings, Inc.
500,000	6.625%, due 8/1/26 (b)		492,500
			1,611,500
	Software and Services	6.2%
	Ascend Learning LLC
490,000	6.875%, due 8/1/25 (b)		479,588
250,000	6.875%, due 8/1/25 (b)		245,938
	Donnelley Financial Solutions, Inc.
400,000	8.25%, due 10/15/24		399,500
	Exela Intermediate LLC/Exela Finance, Inc.
500,000	10.00%, due 7/15/23 (b)		511,875
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)		681,805
	Refinitiv U.S. Holdings, Inc.
500,000	8.25%, due 11/15/26 (b)		490,469
	RP Crown Parent, LLC
535,000	7.375%, due 10/15/24 (b)		549,713
	Sophia, L.P.
450,000	9.00%, due 9/30/23 (b)		466,875
			3,825,763
	Transportation and Logistics	2.7%
	J.B. Poindexter & Co., Inc.
600,000	7.125%, due 4/15/26 (b)		592,500
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		636,188
	Mobile Mini, Inc.
400,000	5.875%, due 7/1/24		406,000
			1,634,688
	Transportation Services	2.3%
	LBC Tank Terminals Holding
1,000,000	6.875%, due 5/15/23 (b)		951,250
	OPE KAG Finance Sub, Inc.
500,000	7.875%, due 7/31/23 (b)		489,065
			1,440,315
	Utilities	2.5%
	Amerigas Partners LP
500,000	5.50%, due 5/20/25		497,500
	Rockpoint Gas Storage Canada Ltd.
500,000	7.00%, due 3/31/23 (b)		491,875
	Superior Plus LP / Superior General Partner, Inc.
550,000	7.00%, due 7/15/26 (b)		552,750
			1,542,125
	Waste and Environment Services and Equipment	2.5%
	CD&R Waterworks Merger Sub LLC
520,000	6.125%, due 8/15/25 (b)		503,100
	GFL Environmental, Inc.
600,000	5.375%, due 3/1/23 (b)		568,125
	Waste Pro USA, Inc.
480,000	5.50%, due 2/15/26 (b)		468,000
			1,539,225
	Wireline Telecommunications Services	2.2%
	Consolidated Communications, Inc.
500,000	6.50%, due 10/1/22		468,750
	HC2 Holdings, Inc.
500,000	11.50%, due 12/1/21 (b)		446,250
	West Corp.
500,000	8.50%, due 10/15/25 (b)		416,250
			1,331,250
	Total Corporate Bonds (cost $65,528,530)		63,813,025

	RIGHTS	0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (c) (d)		-

	SHORT-TERM INVESTMENTS	3.1%
1,899,637	Invesco STIT-Government & Agency Portfolio, 2.30% (a)		1,899,637
	Total Short-Term Investments (cost $1,899,637)		1,899,637

	Total Investments (cost $67,428,167)	106.4%	65,712,662
	Liabilities less Other Assets	(6.4)%	(3,929,374)
	TOTAL NET ASSETS	100.0%	$61,783,288

(a)	Rate shown is the 7-day annualized yield as of February 28, 2019.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2019, the value of these investments was $45,221,319 or 73.19% of total net assets.
(c)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of February 28, 2019, the security had a cost and value of $0 (0.0% of total net assets).

(d)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees. Value determined using significant unobservable inputs.
(e)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

PIA MBS BOND FUND
Schedule of Investments - February 28, 2019 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE BACKED SECURITIES	97.5%
	Commercial Mortgage-Backed Securities	1.3%
	Aventura Mall Trust
$800,000	3.743%, due 12/5/32, Series 2013-AVM, Class A (a) (c)		$812,560
	U.S. Government Securities	96.2%
	FHLMC Pool
222,883	4.00%, due 3/1/26, #J14785		229,250
467,886	3.00%, due 11/1/26, #G18409		469,404
266,148	3.00%, due 6/1/27, #G14497		267,012
748,461	2.50%, due 12/1/31, #G18622		735,019
113,995	4.50%, due 10/1/35, #A37869		119,683
235,680	6.50%, due 9/1/36, #A54908		269,547
127,236	6.00%, due 6/1/37, #A62176		137,225
114,689	6.00%, due 6/1/37, #A62444		123,692
269	7.00%, due 9/1/37, #A66041		270
154,574	5.00%, due 10/1/38, #G04832		165,389
95,953	5.00%, due 2/1/39, #G05507		102,676
77,533	4.50%, due 11/1/39, #G05748		81,587
77,347	4.50%, due 12/1/39, #A90175		81,394
336,887	4.50%, due 5/1/40, #G06047		354,532
106,842	4.50%, due 8/1/40, #A93505		112,438
255,928	3.50%, due 1/1/41, #A96409		258,391
116,928	4.50%, due 1/1/41, #A96176		123,051
453,172	3.50%, due 2/1/42, #Q05996		457,533
370,290	3.50%, due 4/1/42, #Q07654		373,854
698,671	3.50%, due 5/1/42, #G08491		705,395
539,248	3.50%, due 6/1/42, #C09000		544,438
344,714	3.50%, due 6/1/42, #Q08641		348,032
374,731	3.50%, due 8/1/42, #Q10324		378,338
424,354	3.50%, due 6/1/43, #V80161		428,132
442,976	3.00%, due 8/1/43, #G08540		435,765
254,577	3.00%, due 8/1/43, #Q20559		250,433
142,710	3.50%, due 8/1/43, #Q21435		143,903
472,331	3.50%, due 2/1/44, #Q24712		476,279
1,218,541	4.00%, due 8/1/44, #G08601		1,248,509
985,688	3.00%, due 3/1/45, #G08631		967,965
1,370,709	3.00%, due 5/1/45, #G08640		1,345,426
729,638	3.00%, due 5/1/45, #Q33337		715,953
492,105	3.50%, due 11/1/45, #G08676		494,863
211,297	3.00%, due 12/1/46, #Q44655		207,006
1,039,944	3.00%, due 1/1/47, #G08741		1,018,833
542,041	3.00%, due 1/1/47, #Q45636		531,030
174,715	3.00%, due 2/1/47, #G08747		171,157
595,572	4.50%, due 3/1/47, #G08754		617,961
100,073	4.50%, due 3/1/47, #V83115		103,832
227,757	4.50%, due 4/1/47, #G08759		236,313
456,482	4.50%, due 11/1/47, #G61280		473,577
294,481	3.50%, due 2/1/48, #V83957		295,056
96,797	4.00%, due 3/1/48, #G08805		98,968
482,261	3.50%, due 4/1/48, #Q55213		483,202
563,332	4.50%, due 5/1/48, #G08820		584,342
158,900	4.00%, due 6/1/48, #G08817		162,377
380,640	4.50%, due 6/1/48, #V84282		394,847
789,393	4.00%, due 8/1/48, #Q58106		807,889
684,523	3.50%, due 9/1/48, #G08835		685,859
	FNMA Pool
264,878	3.00%, due 8/1/21, #AL0579		264,637
110,313	5.50%, due 7/1/22, #905040		112,440
398,386	4.50%, due 7/1/23, #254846		412,687
116,518	4.00%, due 12/1/25, #AH6058		119,624
129,031	4.00%, due 1/1/26, #AH3925		132,496
266,747	4.00%, due 5/1/26, #AH8174		273,927
411,909	3.00%, due 9/1/27, #AQ0333		413,109
291,995	2.50%, due 4/1/31, #BC4938		286,897
786,506	2.50%, due 10/1/31, #BC9305		772,152
808,517	2.50%, due 11/1/31, #BD9466		794,378
447,963	3.00%, due 12/1/32, #MA3218		447,554
420,778	3.50%, due 5/1/33, #BK5720		427,867
424,522	3.50%, due 5/1/33, #BK5745		431,674
458,489	3.50%, due 5/1/33, #MA3364		466,212
54,542	3.50%, due 6/1/33, #BK5999		55,460
118,093	5.00%, due 5/1/36, #745515		126,236
128,487	6.00%, due 6/1/37, #888413		139,957
389	5.00%, due 1/1/39, #AA0862		411
619,131	4.00%, due 12/1/39, #AE0215		637,045
174,595	5.00%, due 5/1/40, #AD6374		187,037
111,253	4.00%, due 10/1/40, #AE6057		114,492
215,142	4.00%, due 12/1/40, #MA0583		221,405
108,942	4.00%, due 11/1/41, #AJ4668		112,114
201,756	4.00%, due 11/1/41, #AJ5643		207,631
149,830	4.00%, due 4/1/42, #MA1028		154,183
1,014,220	3.50%, due 7/1/43, #AB9774		1,022,970
1,128,797	3.00%, due 8/1/43, #AU3363		1,109,573
284,382	4.00%, due 6/1/44, #AW4979		291,840
455,816	4.00%, due 9/1/44, #AS3392		467,301
387,951	4.00%, due 11/1/44, #AS3903		397,486
324,839	4.00%, due 11/1/44, #AS3906		332,889
368,336	3.00%, due 4/1/45, #AS4774		361,036
589,452	3.50%, due 4/1/45, #AY3376		592,380
194,055	3.00%, due 5/1/45, #AY6042		190,240
1,441,468	3.00%, due 6/1/45, #AZ0504		1,413,647
278,441	3.00%, due 6/1/45, #AZ0171		272,880
661,021	3.00%, due 6/1/45, #AZ2754		647,819
639,841	3.50%, due 8/1/45, #AS5699		643,020
312,661	3.50%, due 9/1/45, #AS5722		314,214
882,113	3.00%, due 10/1/45, #AZ6877		863,264
1,547,123	3.50%, due 12/1/45, #BA2275		1,554,810
1,143,330	3.50%, due 12/1/45, #MA2471		1,149,011
715,335	3.50%, due 3/1/46, #MA2549		718,814
1,447,997	3.00%, due 7/1/46, #MA2670		1,417,051
837,127	3.00%, due 9/1/46, #AS7904		819,236
82,667	4.00%, due 2/1/47, #BE7985		84,600
263,740	3.00%, due 4/1/47, #AS9448		258,096
350,281	4.00%, due 4/1/47, #MA2960		358,473
441,507	3.00%, due 5/1/47, #AS9562		432,036
515,586	4.00%, due 5/1/47, #AS9487		527,623
452,098	3.50%, due 8/1/47, #MA3087		453,038
856,564	3.50%, due 9/1/47, #MA3120		858,170
589,362	4.50%, due 11/1/47, #BJ1795		611,481
1,436,115	3.50%, due 3/1/48, #MA3305		1,438,854
228,390	4.50%, due 4/1/48, #MA3334		236,679
1,074,353	4.50%, due 5/1/48, #BM4135		1,113,047
961,454	4.00%, due 6/1/48, #MA3384		981,203
1,249,995	4.00%, due 7/1/48, #MA3415		1,275,671
	GNMA Pool
137,784	4.50%, due 5/15/39, #717066		144,261
196,627	5.50%, due 6/15/39, #714720		214,072
204,858	4.50%, due 7/15/39, #720160		214,502
496,947	5.00%, due 9/15/39, #726311		532,452
567,225	4.00%, due 6/15/45, #AM8608		583,198
333,158	4.00%, due 2/15/46, #AR3772		345,981
47,175	4.00%, due 5/15/46, #AT7406		48,500
443,096	4.00%, due 10/15/46, #AQ0545		456,351
355,860	4.00%, due 12/15/46, #AQ0562		366,506
18,408	4.00%, due 12/15/46, #AQ0563		18,929
1,020,352	3.00%, due 5/15/47, #AW1730		1,010,438
197,407	3.00%, due 5/15/47, #AZ5535		195,489
461,149	3.00%, due 8/15/47, #AZ5554		456,668
1,328,392	3.50%, due 11/15/47, #BD4824		1,341,663
1,008,255	4.00%, due 11/15/47, #BB3817		1,036,713
			57,303,427
	Total Mortgage Backed Securities (cost $58,203,241)		58,115,987

	SHORT-TERM INVESTMENTS	2.1%
	Money Market Fund	0.4%
227,257	Fidelity Institutional Money Market Government Portfolio - Class I, 2.29% (b)		227,257
	U.S. Treasury Bills	1.7%
	United States Treasury Bill
1,000,000	2.347%, due 3/12/19 (d)		999,283
	Total Short-Term Investments (cost $1,226,530)		1,226,540

	Total Investments (cost $59,429,771)	99.6%	59,342,527
	Other Assets less Liabilities	0.4%	251,843
	TOTAL NET ASSETS	100.0%	$59,594,370

(a)	Variable rate security. The coupon is based on an underlying pool of loans. Rate shown reflects the rate in effect as of February 28, 2019.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2019.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2019, the value of these investments was $812,560 or 1.36% of total net assets.
(d)	Rate shown is the discount rate at February 28, 2019.
	FHLMC - Federal Home Loan Mortgage Corporation
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association

PIA SHORT-TERM SECURITIES FUND
Schedule of Investments - February 28, 2019 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	54.4%
	Aerospace and Defense	1.3%
	General Dynamics Corp.
$950,000	3.077% (3 Month LIBOR USD + 0.380%), due 5/11/21 (e)		$952,940
	Rockwell Collins, Inc.
500,000	1.95%, due 7/15/19		498,374
	United Technologies Corp.
500,000	3.333% (3 Month LIBOR USD + 0.650%), due 8/16/21 (e)		500,136
			1,951,450
	Automobiles Manufacturing	1.6%
	American Honda Finance Corp.
1,000,000	2.00%, due 2/14/20		993,107
	BMW US Capitals, LLC
1,000,000	3.063% (3 Month LIBOR USD + 0.370%), due 8/14/20 (a) (e)		998,913
	Harley-Davidson Financial Services, Inc.
500,000	3.141% (3 Month LIBOR USD + 0.500%), due 5/21/20 (a) (e)		500,249
			2,492,269
	Autos	1.3%
	Ford Motor Credit Co., LLC
1,000,000	2.021%, due 5/3/19		998,500
	General Motors Financial Co., Inc.
1,000,000	2.35%, due 10/4/19		996,220
			1,994,720
	Banks	12.4%
	Bank of Montreal
500,000	2.10%, due 12/12/19		497,632
1,000,000	3.257% (3 Month LIBOR USD + 0.460%), due 4/13/21 (e)		1,002,699
	Bank of Nova Scotia
500,000	2.15%, due 7/14/20		495,780
1,000,000	2.50%, due 1/8/21		993,326
	BB&T Corp.
2,000,000	3.358% (3 Month LIBOR USD + 0.570%), due 6/15/20 (e)		2,005,745
	Citigroup, Inc.
2,000,000	2.45%, due 1/10/20		1,992,180
	Citizens Bank, N.A.
500,000	2.20%, due 5/26/20		495,001
	Goldman Sachs Bank USA/New York NY
2,000,000	3.20%, due 6/5/20		2,008,771
	JPMorgan Chase Bank NA
1,000,000	1.65%, due 9/23/19		994,064
	KeyBank NA
1,000,000	2.35%, due 3/8/19		999,952
500,000	3.30%, due 2/1/22		503,497
	PNC Bank NA
500,000	2.00%, due 5/19/20		494,849
	Regions Bank Birmingham Alabama
2,000,000	3.188% (3 Month LIBOR USD + 0.500%), due 8/13/21 (e)		1,983,997
	Royal Bank of Canada
1,000,000	3.141% (3 Month LIBOR USD + 0.390%), due 4/30/21 (e)		1,001,214
	SunTrust Bank
1,000,000	2.25%, due 1/31/20		994,254
	Toronto Dominion Bank
2,000,000	3.051% (3 Month LIBOR USD + 0.280%), due 6/11/20 (e)		2,004,183
	Wells Fargo Bank NA
1,000,000	2.85% (SOFR + 0.480%), due 3/25/20 (e)		999,837
			19,466,981
	Cable and Satellite	0.7%
	Comcast Corp.
1,000,000	3.127% (3 Month LIBOR USD + 0.330%), due 10/1/20 (e)		1,001,996
	Chemicals	2.0%
	DowDuPont, Inc.
500,000	3.394% (3 Month LIBOR USD + 0.710%), due 11/15/20 (e)		503,036
	PPG Industries, Inc.
1,000,000	3.60%, due 11/15/20		1,009,094
	Sherwin-Williams Co.
1,600,000	2.25%, due 5/15/20		1,584,690
			3,096,820
	Commercial Finance	1.6%
	Aviation Capital Group LLC
2,000,000	3.688% (3 Month LIBOR USD + 0.950%), due 6/1/21 (a) (e)		1,998,541
500,000	3.421% (3 Month LIBOR USD + 0.670%), due 7/30/21 (a) (e)		496,662
			2,495,203
	Construction Materials Manufacturing	1.0%
	Martin Marietta Materials, Inc.
500,000	3.313% (3 Month LIBOR USD + 0.650%), due 5/22/20 (e)		500,261
	Vulcan Materials Co.
1,000,000	3.388% (3 Month LIBOR USD + 0.600%), due 6/15/20 (e)		997,401
			1,497,662
	Consumer Finance	1.3%
	American Express Co.
1,000,000	3.208% (3 Month LIBOR USD + 0.525%), due 5/17/21 (e)		1,001,603
	American Express Credit Corp.
1,000,000	1.70%, due 10/30/19		992,963
			1,994,566
	Consumer Products	0.3%
	The Estee Lauder Companies Inc.
500,000	1.80%, due 2/7/20		495,712
	Containers and Packaging	0.6%
	Packaging Corp. of America
1,000,000	2.45%, due 12/15/20		987,972
	Drugs and Druggists' Sundries Merchant Wholesalers	0.3%
	Cardinal Health, Inc.
500,000	1.948%, due 6/14/19		498,870
	Electrical Equipment Manufacturing	1.3%
	Fortive Corp.
116,000	1.80%, due 6/15/19		115,344
	Honeywell International, Inc.
1,000,000	1.40%, due 10/30/19		993,080
	Tyco Electronics Group SA
1,000,000	3.201% (3 Month LIBOR USD + 0.450%), due 6/5/20 (e)		999,571
			2,107,995
	Entertainment Content	0.7%
	Fox Corp.
1,000,000	3.666%, due 1/25/22 (a)		1,012,608
	Financial Services	1.6%
	CBOE Global Markets, Inc.
500,000	1.95%, due 6/28/19		498,834
	Charles Schwab Corp.
1,000,000	2.961% (3 Month LIBOR USD + 0.320%), due 5/21/21 (e)		1,000,653
	TD Ameritrade Holding Corp.
1,000,000	3.166% (3 Month LIBOR USD + 0.430%), due 11/1/21 (e)		1,000,277
			2,499,764
	Food	0.6%
	Kroger Co.
1,000,000	1.50%, due 9/30/19		992,472
	Food and Beverage	2.5%
	Campbell Soup Co.
500,000	3.418% (3 Month LIBOR USD + 0.630%), due 3/15/21 (e)		495,356
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19		997,065
	General Mills, Inc.
500,000	3.319% (3 Month LIBOR USD + 0.540%), due 4/16/21 (e)		497,325
	Kraft Heinz Foods Co.
1,000,000	3.267% (3 Month LIBOR USD + 0.570%), due 2/10/21 (e)		992,129
	Tyson Foods, Inc.
1,000,000	3.288% (3 Month LIBOR USD + 0.550%), due 6/2/20 (e)		998,697
			3,980,572
	Health and Personal Care Stores	0.3%
	CVS Health Corp.
500,000	3.487% (3 Month LIBOR USD + 0.720%), due 3/9/21 (e)		500,963
	Health Care Facilities and Services	1.3%
	Express Scripts Holding Co.
2,000,000	2.60%, due 11/30/20		1,981,927
	Machinery Manufacturing	0.6%
	Ingersoll-Rand Global Holding Co. Ltd.
1,000,000	2.90%, due 2/21/21		993,650
	Mass Merchants	0.6%
	Walmart, Inc.
1,000,000	3.054% (3 Month LIBOR USD + 0.230%), due 6/23/21 (e)		1,003,665
	Medical Equipment and Devices Manufacturing	1.0%
	Medtronic Global Holdings SCA
1,000,000	1.70%, due 3/28/19		999,425
	Stryker Corp.
500,000	2.00%, due 3/8/19		499,962
			1,499,387
	Medical Equipment and Supplies Manufacturing	0.6%
	Becton Dickinson and Co.
1,000,000	3.678% (3 Month LIBOR USD + 0.875%), due 12/29/20 (e)		997,140
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.8%
	Northrop Grumman Corp.
1,300,000	2.08%, due 10/15/20		1,282,783
	Nondepository Credit Intermediation	0.6%
	Caterpillar Financial Services Corp.
1,000,000	1.85%, due 9/4/20		985,667
	Oil and Gas Services and Equipment	0.3%
	Schlumberger Finance Canada Ltd.
500,000	2.20%, due 11/20/20 (a)		492,561
	Other Food Manufacturing	1.0%
	Conagra Brands, Inc.
1,000,000	3.297% (3 Month LIBOR USD + 0.500%), due 10/9/20 (e)		992,989
	J.M. Smucker Co.
500,000	2.20%, due 12/6/19		497,257
			1,490,246
	Other Telecommunications	0.7%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19		999,947
	Pharmaceuticals	3.2%
	Bayer US Finance II LLC
1,000,000	3.452% (3 Month LIBOR USD + 0.630%), due 6/25/21 (a) (e)		993,055
	GlaxoSmithKline Capital Plc
2,000,000	3.043% (3 Month LIBOR USD + 0.350%), due 5/14/21 (e)		2,000,093
	Johnson & Johnson
1,000,000	1.95%, due 11/10/20		988,746
	Shire Acquisitions Investments Ireland DAC
500,000	1.90%, due 9/23/19		496,543
	Teva Pharmaceutical Finance Netherlands III BV
500,000	1.70%, due 7/19/19		498,224
			4,976,661
	Publishing & Broadcasting	0.7%
	Discovery Communications LLC
1,000,000	2.20%, due 9/20/19		995,246
	Railroad	0.3%
	Union Pacific Corp.
500,000	2.95%, due 3/1/22		500,362
	Refining and Marketing	0.3%
	Phillips 66
500,000	3.246% (3 Month LIBOR USD + 0.600%), due 2/26/21 (e)		499,731
	Restaurants	0.6%
	Starbucks Corp.
1,000,000	2.20%, due 11/22/20		989,145
	Retail - Consumer Discretionary	0.6%
	Home Depot, Inc.
1,000,000	1.80%, due 6/5/20		989,874
	Retail - Consumer Staples	0.9%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19		1,399,127
	Semiconductor and Other Electronic Component Manufacturing	0.3%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
500,000	2.375%, due 1/15/20		496,639
	Semiconductors	0.6%
	Intel Corp.
1,000,000	1.85%, due 5/11/20		990,402
	Software and Services	0.6%
	DXC Technology Co.
500,000	2.875%, due 3/27/20		498,188
	Equifax, Inc.
500,000	3.554% (3 Month LIBOR USD + 0.870%), due 8/15/21 (e)		496,746
			994,934
	Supermarkets and Pharmacies	1.3%
	Alimentation Couche-Tard, Inc.
2,000,000	2.35%, due 12/13/19 (a)		1,989,807
	Transportation & Logistics	0.6%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19		496,741
	United Parcel Service, Inc.
500,000	2.05%, due 4/1/21		493,074
			989,815
	Travel & Lodging	0.3%
	Royal Caribbean Cruises Ltd.
500,000	2.65%, due 11/28/20		495,023
	Utilities	5.2%
	Consolidated Edison Co. of New York, Inc.
2,000,000	3.222% (3 Month LIBOR USD + 0.400%), due 6/25/21 (e)		1,996,330
	Dominion Resources, Inc.
500,000	1.60%, due 8/15/19		497,104
	Duke Energy Florida LLC
250,000	2.10%, due 12/15/19		249,307
	Edison International
500,000	2.125%, due 4/15/20		490,165
	Eversource Energy
1,900,000	2.50%, due 3/15/21		1,879,828
	Public Service Enterprise Group, Inc.
2,000,000	1.60%, due 11/15/19		1,981,652
	Sempra Energy
1,000,000	1.625%, due 10/7/19		991,445
			8,085,831
	Total Corporate Bonds (cost $85,512,510)		85,188,165

	ASSET-BACKED SECURITIES	0.9%
	Other Asset-Backed Securities	0.9%
	ACC Trust 2019-1
1,000,000	3.75%, due 5/20/22 (a)		1,003,452
	BlueVirgo Trust
480,943	3.00%, due 12/15/22, Series 15-1A (a) (c)		480,943
	Total Asset-Backed Securities (cost $1,478,752)		1,484,395

	MORTGAGE BACKED SECURITIES	2.1%
	U.S. Government Agencies	2.1%
	FHLMC ARM Pool (e)
738	4.622% (1 Year CMT Rate + 2.304%), due 2/1/22, #845113		747
5,263	3.999% (1 Year CMT Rate + 1.874%), due 10/1/22, #635206		5,330
1,267	4.611% (1 Year CMT Rate + 2.320%), due 6/1/23, #845755		1,275
94,508	4.703% (1 Year CMT Rate + 2.276%), due 1/1/25, #785726		97,282
8,456	4.658% (12 Month LIBOR USD + 1.783%), due 1/1/33, #1B066		8,619
193,099	4.739% (1 Year CMT Rate + 2.250%), due 10/1/34, #782784		203,466
21,666	4.677% (12 Month LIBOR USD + 1.677%), due 12/1/34, #1G0018		22,384
38,513	4.403% (12 Month LIBOR USD + 1.881%), due 4/1/36, #847671		40,505
	FHLMC Pool
77,287	5.00%, due 10/1/38, #G04832		82,694
	FNMA ARM Pool (e)
14,626	4.79% (6 Month LIBOR USD + 2.165%), due 7/1/25, #555206		14,658
94,451	4.44% (1 Year CMT Rate + 2.177%), due 4/1/30, #562912		97,237
115,554	4.45% (12 Month LIBOR USD + 1.593%), due 10/1/33, #743454		119,870
503,393	4.625% (12 Month LIBOR USD + 1.750%), due 11/1/33, #755253		529,358
607,010	4.447% (1 Year CMT Rate + 2.295%), due 5/1/34, #AC5719		637,800
174,727	4.42% (12 Month LIBOR USD + 1.670%), due 7/1/34, #779693		180,943
80,710	4.214% (12 Month LIBOR USD + 1.407%), due 10/1/34, #795136		83,369
261,235	4.557% (12 Month LIBOR USD + 1.564%), due 1/1/36, #849264		272,353
203,364	4.605% (12 Month LIBOR USD + 1.730%), due 1/1/37, #906389		215,176
108,080	4.691% (12 Month LIBOR USD + 1.910%), due 3/1/37, #907868		113,996
240,385	4.89% (12 Month LIBOR USD + 2.015%), due 11/1/37, #953653		247,558
	FNMA Pool
230,930	5.00%, due 6/1/40, #AD5479		247,387
31,821	4.00%, due 11/1/41, #AJ3797		32,748
	Total Mortgage Backed Securities (cost $3,113,321)		3,254,755

	U.S. GOVERNMENT AGENCIES & INSTRUMENTALITIES	31.5%
	U.S. Government Agencies	12.0%
	FHLB
5,000,000	1.375%, due 3/18/19		4,998,130
2,000,000	1.375%, due 5/28/19		1,994,664
	FHLMC
6,000,000	1.375%, due 8/15/19		5,969,010
1,000,000	1.50%, due 1/17/20		990,996
	FNMA
5,000,000	1.00%, due 10/24/19		4,950,685
			18,903,485
	U.S. Treasury Notes	19.5%
	U.S. Treasury Notes
2,000,000	1.00%, due 3/15/19		1,998,925
3,300,000	0.875%, due 4/15/19		3,293,643
5,000,000	0.875%, due 6/15/19		4,978,418
5,500,000	1.00%, due 11/15/19		5,441,132
1,500,000	1.375%, due 1/15/20		1,485,059
3,000,000	1.50%, due 4/15/20		2,965,840
6,500,000	1.50%, due 6/15/20		6,414,052
4,000,000	1.50%, due 8/15/20		3,940,391
			30,517,460
	Total U.S. Government Agencies & Instrumentalties (cost $49,501,209)		49,420,945

	SHORT-TERM INVESTMENTS	10.6%
	Money Market Fund	1.1%
1,705,035	Fidelity Institutional Money Market Government Portfolio - Class I, 2.29% (b)		1,705,035
	U.S. Treasury Bills	9.5%
	U.S. Treasury Bills
1,500,000	2.348%, due 3/14/19 (d)		1,498,728
6,500,000	2.391%, due 6/20/19 (d)		6,452,075
7,000,000	2.395%, due 6/27/19 (d)		6,945,048
			14,895,851
	Total Short-Term Investments (cost $16,597,810)		16,600,886

	Total Investments (cost $156,203,602)	99.5%	155,949,146
	Other Assets less Liabilities	0.5%	736,055
	TOTAL NET ASSETS	100.0%	$156,685,201

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As February 28, 2019, the value of these investments was $9,966,791 or 6.36% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of February 28, 2019.
(c)	Value determined using significant unobservable inputs.
(d)	Rate shown is the discount rate at February 28, 2019.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of February 28, 2019.

ARM - Adjustable Rate Mortgage
CMT - Constant Maturity Treasury
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

PIA HIGH YIELD (MACS) FUND
Schedule of Investments - February 28, 2019 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	97.8%
	Advertising & Marketing	0.7%
	Lamar Media Corp.
$520,000	5.75%, due 2/1/26		$546,000
	Aerospace/Defense	1.7%
	TransDigm, Inc.
700,000	6.00%, due 7/15/22		714,700
	Triumph Group, Inc.
590,000	7.75%, due 8/15/25		561,975
			1,276,675
	Auto Parts Manufacturing	0.6%
	Delphi Technologies Plc
530,000	5.00%, due 10/1/25 (b)		472,924
	Biotechnology	0.9%
	Sotera Health Topco, Inc.
710,000	8.125% Cash or 8.875% PIK, due 11/1/21 (b) (e)		701,125
	Building Materials	0.6%
	U.S. Concrete, Inc.
470,000	6.375%, due 6/1/24		465,300
	Casinos and Gaming	0.4%
	Scientific Games International, Inc.
300,000	5.00%, due 10/15/25 (b)		291,375
	Chemical and Allied Products Merchant Wholesalers	0.9%
	Univar USA, Inc.
650,000	6.75%, due 7/15/23 (b)		671,125
	Chemicals	8.6%
	CF Industries, Inc.
650,000	3.45%, due 6/1/23		631,312
	Consolidated Energy Finance SA
400,000	6.875%, due 6/15/25 (b)		392,000
300,000	6.50%, due 5/15/26 (b)		285,750
	CSTN Merger Sub, Inc.
690,000	6.75%, due 8/15/24 (b)		655,500
	Hexion Inc./Hexion Nova Scotia Finance ULC
400,000	9.00%, due 11/15/20		130,000
	Hexion U.S. Finance Corp.
380,000	6.625%, due 4/15/20		324,900
	Kissner Milling Company Ltd.
690,000	8.375%, due 12/1/22 (b)		722,775
	Koppers, Inc.
710,000	6.00%, due 2/15/25 (b)		624,800
	LSB Industries, Inc.
650,000	9.625%, due 5/1/23 (b)		682,500
	Momentive Performance Materials, Inc.
235,000	3.88%, due 10/24/21		254,094
	OCI NV
625,000	6.625%, due 4/15/23 (b)		649,219
	Starfruit Finco BV / Starfruit US Holdco LLC
275,000	8.00%, due 10/1/26 (b)		273,625
	TPC Group, Inc.
925,000	8.75%, due 12/15/20 (b)		911,125
			6,537,600
	Commercial and Service Industry Machinery Manufacturing	0.7%
	ATS Automation Tooling Systems, Inc.
500,000	6.50%, due 6/15/23 (b)		518,900
	Communications Equipment	1.8%
	Anixter, Inc.
500,000	6.00%, due 12/1/25 (b)		518,750
	CommScope Technologies LLC
500,000	6.00%, due 6/15/25 (b)		473,750
	Plantronics, Inc.
350,000	5.50%, due 5/31/23 (b)		349,563
			1,342,063
	Construction Machinery	0.7%
	Jurassic Holdings III
600,000	6.875%, due 2/15/21 (b)		562,794
	Construction Materials Manufacturing	0.9%
	Boise Cascade Co.
440,000	5.625%, due 9/1/24 (b)		433,400
	Northwest Hardwoods, Inc.
400,000	7.50%, due 8/1/21 (b)		294,000
			727,400
	Consumer Cyclical Services	1.0%
	APX Group, Inc.
790,000	8.75%, due 12/1/20		789,012

	Consumer Finance	0.7%
	Cardtronics, Inc.
600,000	5.50%, due 5/1/25 (b)		573,750
	Consumer Products	0.5%
	Central Garden & Pet Co.
220,000	6.125%, due 11/15/23		229,350
	Coty, Inc.
150,000	6.50%, due 4/15/26 (b)		144,930
			374,280
	Consumer Services	4.2%
	AMN Healthcare, Inc.
350,000	5.125%, due 10/1/24 (b)		346,500
	Aramark Services, Inc.
300,000	5.00%, due 2/1/28 (b)		297,000
	Carriage Services, Inc.
450,000	6.625%, due 6/1/26 (b)		461,250
	Cimpress NV
185,000	7.00%, due 6/15/26 (b)		177,600
	LSC Communications, Inc.
550,000	8.75%, due 10/15/23 (b)		589,187
	Quad Graphics, Inc.
800,000	7.00%, due 5/1/22		802,400
	Stonemor Partners LP
600,000	7.875%, due 6/1/21		543,000
			3,216,937
	Containers and Packaging	5.9%
	ARD Finance S.A.
550,000	7.125% Cash or 7.875% PIK, due 9/15/23 (e)		554,125
	BWAY Holding Co.
590,000	5.50%, due 4/15/24 (b)		582,448
	Cascades, Inc.
54,000	5.50%, due 7/15/22 (b)		54,405
153,000	5.75%, due 7/15/23 (b)		150,705
	Crown Americas LLC/Crown Americas Capital Corp V
300,000	4.25%, due 9/30/26		289,875
	Crown Americas LLC/Crown Americas Capital Corp VI
150,000	4.75%, due 2/1/26		150,844
	Flex Acquisition Co., Inc.
150,000	7.875%, due 7/15/26 (b)		144,000
	Greif, Inc.
150,000	6.50%, due 3/1/27 (b)		153,207
	Multi-Color Corp.
580,000	6.125%, due 12/1/22 (b)		597,400
	Pactiv LLC
500,000	8.375%, due 4/15/27		498,750
	Plastipak Holdings, Inc.
650,000	6.25%, due 10/15/25 (b)		598,000
	W/S Packaging Holdings, Inc.
700,000	9.00%, due 4/15/23 (b)		721,000
			4,494,759
	Distributors	0.7%
	Ferrellgas Partners LP
575,000	6.50%, due 5/1/21		517,500
	Diversified Manufacturing	0.8%
	Griffon Corp.
600,000	5.25%, due 3/1/22		594,750
	Electrical Equipment Manufacturing	0.9%
	Itron, Inc.
690,000	5.00%, due 1/15/26 (b)		672,750
	Financial Services	1.7%
	LPL Holdings, Inc.
650,000	5.75%, due 9/15/25 (b)		658,938
	Trident Merger Sub, Inc.
700,000	6.625%, due 11/1/25 (b)		663,250
			1,322,188
	Food and Beverage	4.9%
	Clearwater Seafoods, Inc.
670,000	6.875%, due 5/1/25 (b)		654,088
	Dean Foods Co.
610,000	6.50%, due 3/15/23 (b)		461,312
	Matterhorn Merger Sub LLC / Matterhorn Finance Sub, Inc.
750,000	8.50%, due 6/1/26 (b)		663,750
	Pilgrim's Pride Corp.
700,000	5.75%, due 3/15/25 (b)		701,750
	Sigma Holdco BV
650,000	7.875%, due 5/15/26 (b)		599,625
	Simmons Foods, Inc.
600,000	7.75%, due 1/15/24 (b)		630,000
			3,710,525

	Forest and Paper Products Manufacturing	0.8%
	Schweitzer-Mauduit International, Inc.
600,000	6.875%, due 10/1/26 (b)		591,000
	Hardware	0.9%
	Everi Payments Inc.
700,000	7.50%, due 12/15/25 (b)		701,750
	Health Care Facilities and Services	0.8%
	Hadrian Merger Sub, Inc.
700,000	8.50%, due 5/1/26 (b)		644,000
	Home Improvement	0.8%
	Apex Tool Group LLC/BC Mountain Finance, Inc.
700,000	9.00%, due 2/15/23 (b)		651,000
	Homebuilders	1.0%
	Williams Scotsman International, Inc.
750,000	6.875%, due 8/15/23 (b)		738,750
	Industrial - Other	4.8%
	Brand Energy & Infrastructure Services, Inc.
650,000	8.50%, due 7/15/25 (b)		589,875
	Cleaver-Brooks, Inc.
825,000	7.875%, due 3/1/23 (b)		808,500
	Frontdoor, Inc.
150,000	6.75%, due 8/15/26 (b)		152,812
	H&E Equipment Services, Inc.
410,000	5.625%, due 9/1/25		407,437
	New Enterprise Stone & Lime Co., Inc.
400,000	6.25%, due 3/15/26 (b)		388,000
	United Rentals North America, Inc.
500,000	6.50%, due 12/15/26		523,125
250,000	5.50%, due 5/15/27		250,625
	Zachry Holdings, Inc.
550,000	7.50%, due 2/1/20 (b)		550,990
			3,671,364
	Machinery Manufacturing	4.6%
	Amsted Industries Inc.
300,000	5.375%, due 9/15/24 (b)		295,500
	JPW Industries Holding Corp.
600,000	9.00%, due 10/1/24 (b)		597,000
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b)		661,500
	RBS Global, Inc./ Rexnord LLC
150,000	4.875%, due 12/15/25 (b)		147,750
	Titan Acquisition Ltd. / Titan Co-Borrower LLC
700,000	7.75%, due 4/15/26 (b)		614,250
	Titan International, Inc.
1,000,000	6.50%, due 11/30/23		937,500
	Welbilt, Inc.
240,000	9.50%, due 2/15/24		259,200
			3,512,700
	Manufactured Goods	3.7%
	FXI Holdings, Inc.
700,000	7.875%, due 11/1/24 (b)		672,000
	Grinding Media Inc./ MC Grinding Media Canada, Inc.
650,000	7.375%, due 12/15/23 (b)		654,063
	Mueller Industries, Inc.
500,000	6.00%, due 3/1/27		491,250
	Optimas OE Solutions, Inc.
400,000	8.625%, due 6/1/21 (b)		366,000
	Park-Ohio Industries, Inc.
620,000	6.625%, due 4/15/27		612,250
			2,795,563
	Media Non-Cable	2.1%
	CBS Outdoor Americas Capital, LLC
890,000	5.625%, due 2/15/24		914,475
	R.R. Donnelley & Sons Co.
648,000	6.50%, due 11/15/23		657,720
			1,572,195
	Medical Equipment and Supplies Manufacturing	0.8%
	Vista Outdoor, Inc.
650,000	5.875%, due 10/1/23		614,250
	Metals and Mining	3.9%
	American Gilsonite Co.
444,559	17.00% Cash or 17.000% PIK, due 12/31/21 (b) (e)		431,223
	Emeco Pty Ltd.
588,879	9.25%, due 3/31/22		622,740
	Rain CII Carbon LLC/CII Carbon Corp.
650,000	7.25%, due 4/1/25 (b)		565,500
	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
710,000	7.50%, due 6/15/25 (b)		724,200
	TMS International Corp.
700,000	7.25%, due 8/15/25 (b)		670,250
			3,013,913

	Oil and Gas Extraction	0.7%
	Welltec A/S
550,000	9.50%, due 12/1/22 (b)		519,970
	Oil and Gas Services and Equipment	1.8%
	Archrock Partners LP
350,000	6.00%, due 4/1/21		350,000
	Nine Energy Service, Inc.
150,000	8.75%, due 11/1/23 (b)		150,750
	USA Compression Partners LP/USA Compression Finance Corp.
635,000	6.875%, due 4/1/26		649,288
250,000	6.875%, due 9/1/27 (b)		255,312
			1,405,350
	Paper	3.2%
	Clearwater Paper Corp.
710,000	4.50%, due 2/1/23		678,050
	Mercer International, Inc.
60,000	6.50%, due 2/1/24		61,500
690,000	5.50%, due 1/15/26		662,400
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		290,000
	Rayonier A.M. Products, Inc.
800,000	5.50%, due 6/1/24 (b)		742,000
			2,433,950
	Pipelines	1.9%
	Exterran Partners, L.P.
100,000	6.00%, due 10/1/22		99,500
	Rose Rock Midstream, L.P.
700,000	5.625%, due 7/15/22		685,125
	Summit Midstream Holdings, LLC
220,000	5.50%, due 8/15/22		218,900
	TransMontaigne Partners LP/TLP Finance Corp.
500,000	6.125%, due 2/15/26		463,750
			1,467,275
	Publishing and Broadcasting	2.2%
	Salem Media Group, Inc.
420,000	6.75%, due 6/1/24 (b)		388,500
	Townsquare Media, Inc.
640,000	6.50%, due 4/1/23 (b)		592,800
	Urban One, Inc.
700,000	7.375%, due 4/15/22 (b)		673,750
			1,655,050
	Railroad	1.2%
	Watco Companies, Inc.
900,000	6.375%, due 4/1/23 (b)		906,750
	Real Estate	1.5%
	GEO Group, Inc.
580,000	5.125%, due 4/1/23		553,175
	Iron Mountain, Inc.
620,000	4.875%, due 9/15/27 (b)		589,775
			1,142,950
	Refining and Marketing	1.6%
	Calumet Specialty Products Partners LP / Calumet Finance Corp.
650,000	7.75%, due 4/15/23		563,875
	Sunoco LP/Sunoco Finance Corp.
700,000	5.50%, due 2/15/26		697,060
			1,260,935
	Retail - Consumer Discretionary	3.9%
	Beacon Roofing Supply, Inc.
480,000	6.375%, due 10/1/23		498,000
	Hertz Corp.
700,000	5.875%, due 10/15/20		700,000
	Hillman Company, Inc.
1,050,000	6.375%, due 7/15/22 (b)		908,250
	Party City Holdings, Inc.
650,000	6.625%, due 8/1/26 (b)		640,250
	Reliance Intermediate Holdings
210,000	6.50%, due 4/1/23 (b)		217,350
			2,963,850
	Software and Services	4.6%
	Ascend Learning LLC
570,000	6.875%, due 8/1/25 (b)		557,887
	Donnelley Financial Solutions, Inc.
580,000	8.25%, due 10/15/24		579,275
	Exela Intermediate LLC/Exela Finance, Inc.
500,000	10.00%, due 7/15/23 (b)		511,875
	Informatica LLC
670,000	7.125%, due 7/15/23 (b)		681,805
	RP Crown Parent, LLC
590,000	7.38%, due 10/15/24 (b)		606,225

Sophia, L.P.
550,000	9.00%, due 9/30/23 (b)	570,625
3,507,692
	Transportation and Logistics	2.7%
	J.B. Poindexter & Co., Inc.
650,000	7.125%, due 4/15/26 (b)		641,875
	Martin Midstream Partners L.P.
650,000	7.25%, due 2/15/21		636,187
	Mobile Mini, Inc.
750,000	5.875%, due 7/1/24		761,250
			2,039,312
	Transportation Services	1.6%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (b)		570,750
	OPE KAG Finance Sub, Inc.
650,000	7.875%, due 7/31/23 (b)		635,785
			1,206,535
	Utilities	2.4%
	Amerigas Partners LP
370,000	5.50%, due 5/20/25		368,150
	Rockpoint Gas Storage Canada Ltd.
750,000	7.00%, due 3/31/23 (b)		737,813
	Superior Plus LP / Superior General Partner, Inc.
700,000	7.00%, due 7/15/26 (b)		703,500
			1,809,463
	Waste and Environment Services and Equipment	2.3%
	CD&R Waterworks Merger Sub LLC
460,000	6.125%, due 8/15/25 (b)		445,050
	GFL Environmental Inc.
200,000	5.625%, due 5/1/22 (b)		194,000
	Hulk Finance Corp.
500,000	7.00%, due 6/1/26 (b)		476,250
	Waste Pro USA, Inc.
700,000	5.50%, due 2/15/26 (b)		682,500
			1,797,800
	Wireline Telecommunications Services	2.2%
	Consolidated Communications, Inc.
330,000	6.50%, due 10/1/22		309,375
	HC2 Holdings, Inc.
500,000	11.50%, due 12/1/21 (b)		446,250
	West Corp.
560,000	5.375%, due 7/15/22 (b)		574,000
	Zayo Group, LLC
350,000	6.375%, due 5/15/25		348,688
			1,678,313
	Total Corporate Bonds (cost $77,084,253)		74,681,412

	RIGHTS	0.0%
	Momentive Performance Escrow
235,000	8.875%, due 10/15/20 (c) (d)		-

	SHORT-TERM INVESTMENTS	0.8%
586,251	Fidelity Institutional Money Market Government Portfolio - Class I, 2.29% (a)		586,251
	Total Short-Term Investments (cost $586,251)		586,251

	Total Investments (cost $77,670,504)	98.6%	75,267,663
	Other Assets less Liabilities	1.4%	1,102,129
	TOTAL NET ASSETS	100.0%	$76,369,792

(a)	Rate shown is the 7-day annualized yield as of February 28, 2019.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2019, the value of these investments was $49,909,405 or 65.35% of total net assets.
(c)	Restricted security. The escrow shares were received through a distribution for the purpose of receiving future distributions from the plan of reorganization. As of February 28, 2019, the security had a cost and value of $0 (0.0% of total net assets).
(d)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees. Value determined using significant unobservable inputs.
(e)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

PIA Funds

Notes to the Schedule of Investments
February 28, 2019 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Short-Term Securities Fund, and the PIA High Yield (MACS) Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of February 28, 2019, the PIA Funds held no illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees (“Board”) as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of February 28, 2019, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2019:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$133,218,412	$-	$133,218,412
Sovereign Bonds	-	10,881,191	-	10,881,191
Total Fixed Income	-	144,099,603	-	144,099,603
Short-Term Investments	1,817,236	-	-	1,817,236
Total Investments	$1,817,236	$144,099,603	$-	$145,916,839

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$812,560	$-	$812,560
Mortgage-Backed Securities – U.S. Government Agencies	-	57,303,427	-	57,303,427
Total Fixed Income	-	58,115,987	-	58,115,987
Short-Term Investments	227,257	999,283	-	1,226,540
Total Investments	$227,257	$59,115,270	$-	$59,342,527

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$63,813,025	$-	$63,813,025
Total Fixed Income	-	63,813,025	-	63,813,025
Short-Term Investments	1,899,637	-	-	1,899,637
Total Investments	$1,899,637	$63,813,025	$-	$65,712,662

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$85,188,165	$-	$85,188,165
Asset-Backed Securities	-	1,003,452	480,943	1,484,395
Mortgage-Backed Securities	-	3,254,755	-	3,254,755
U.S. Government Agencies and Instrumentalities	-	49,420,945	-	49,420,945
Total Fixed Income	-	138,867,317	480,943	139,348,260
Short-Term Investments	1,705,035	14,895,851	-	16,600,886
Total Investments	$1,705,035	$153,763,168	$480,943	$155,949,146

PIA High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$74,681,412	$-	$74,681,412
Total Fixed Income	-	74,681,412	-	74,681,412
Short-Term Investments	586,251	-	-	586,251
Total Investments	$586,251	$74,681,412	$-	$75,267,663

Refer to the Funds’ schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at February 28, 2019, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund, the PIA MBS Bond Fund, PIA High Yield Fund and the PIA High Yield (MACS) Fund held no Level 3 securities during the period ended February 28, 2019.

The following is a reconciliation of the Short-Term Securities Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value

Mortgage-Backed Securities
Balance as of November 30, 2018	$633,318
Accrued discounts/premiums	-
Realized gain/(loss)	684
Change in unrealized appreciation/(depreciation)	(684)
Purchases	-
Sales	(152,375)
Transfers in and/or out of Level 3	-
Balance as of February 28, 2019	$480,943

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 28, 2019, and still classified as level 3 was $(684). At February 28, 2019, the Fund’s primary pricing service provided a valuation for the BlueVirgo Trust bond based on a single broker quote. Due to a lack of significant observable inputs, the value of the BlueVirgo Trust bond is classified in level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
 Officer/Principal Executive Officer

Date          4/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive
 Officer/Principal Executive Officer

Date        4/29/19

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Vice President/Treasurer/Principal
 Financial Officer

Date           4/29/19

* Print the name and title of each signing officer under his or her signature.